Commitments (Details Narrative)	6 Months Ended
Jan. 31, 2022 USD ($)
Disclosure of contingent liabilities [abstract]
Lease description	The Company is currently on a month-to-month lease arrangement for office and lab space in New York, New York in the amount of approximately $8,600 per month.
Payments for lease commitment	$ 8,600